Cash flow information - Reconciliation of liabilities arising from financing activities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Cash flow information
At the beginning	¥ 893,218	¥ 3,110,410	¥ 1,252,923	¥ 658,056
Additions through business combination		12,522		(15,313)
Changes from financing cash flows:
Proceeds from loans and borrowings from third party		4,737,057	563,800
Proceeds from Equity Linked Securities		3,842,864
Repayment of loans and borrowings		(595,228)	(718)	(206)
Interest paid		(96,451)
Payment of capital element and interest element of lease liabilities	(236,519)	(897,480)	(725,075)	(346,008)
Total changes from financing cash flows	(236,519)	6,990,762	(161,993)	(346,214)
Exchange adjustments	(21,027)	(126,145)	(14,961)	25,843
Other changes:
Increase in lease liabilities from entering into new leases during the year	622,916	2,111,226	2,093,794	718,985
Decrease in lease liabilities from derecognition	(30,867)	(171,490)	(152,268)	(213,284)
Fair value changes of financial derivative liabilities		(343,149)
Increase in interest expenses	25,202	430,930	92,915	34,622
Forgiveness of loans and borrowings				(103)
Total other changes	617,251	2,027,517	2,034,441	540,220
At the end	1,252,923	12,015,066	3,110,410	893,218
Loans and borrowings
Cash flow information
At the beginning	7,215	571,265	7,259	6,948
Additions through business combination		12,522
Changes from financing cash flows:
Proceeds from loans and borrowings from third party		4,737,057	563,800
Proceeds from Equity Linked Securities		2,286,643
Repayment of loans and borrowings		(595,228)	(718)	(206)
Interest paid		(95,800)
Total changes from financing cash flows		6,332,672	563,082	(206)
Exchange adjustments	44	(54,126)	(76)	576
Other changes:
Increase in interest expenses		304,101	1,000
Forgiveness of loans and borrowings				(103)
Total other changes		304,101	1,000	(103)
At the end	7,259	7,166,434	571,265	7,215
Interest payable
Cash flow information
At the beginning	269	651	359	43
Changes from financing cash flows:
Interest paid		(651)
Total changes from financing cash flows		(651)
Other changes:
Increase in interest expenses	90		292	226
Total other changes	90		292	226
At the end	359		651	269
Lease liabilities
Cash flow information
At the beginning	885,734	2,538,494	1,245,305	651,065
Additions through business combination				(15,313)
Changes from financing cash flows:
Payment of capital element and interest element of lease liabilities	(236,519)	(897,480)	(725,075)	(346,008)
Total changes from financing cash flows	(236,519)	(897,480)	(725,075)	(346,008)
Exchange adjustments	(21,071)	(42,997)	(14,885)	25,267
Other changes:
Increase in lease liabilities from entering into new leases during the year	622,916	2,111,226	2,093,794	718,985
Decrease in lease liabilities from derecognition	(30,867)	(171,490)	(152,268)	(213,284)
Increase in interest expenses	25,112	126,829	91,623	34,396
Total other changes	617,161	2,066,565	2,033,149	540,097
At the end	¥ 1,245,305	3,664,582	¥ 2,538,494	¥ 885,734
Financial derivative liabilities
Changes from financing cash flows:
Proceeds from Equity Linked Securities		1,556,221
Total changes from financing cash flows		1,556,221
Exchange adjustments		(29,022)
Other changes:
Fair value changes of financial derivative liabilities		(343,149)
Total other changes		(343,149)
At the end		¥ 1,184,050